Shareholders' Equity	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Shareholders' Equity and Share-based Payments
Note 11 — Shareholders’ Equity

Ordinary Shares

Iao Kun is authorized to issue 500,000,000 Ordinary Shares, par value $.0001 per share.  On June 21, 2016, 145,980 shares were issued to satisfy the Company’s obligations for 2015 directors’ and officers’ compensation.

The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Directors Compensation

All of the Company’s directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the three month periods ended June 30, 2016 and 2015 were $124,250 and $124,250, respectively; and during the six month periods ended June 30, 2016 and 2015 were $248,500 and $248,500, respectively.

Share Repurchase Program

In March 2013, the Board of Directors established a new share repurchase program with an expiration date at any time in the discretion of appropriate company officers (the “2013 Repurchase Plan”). The 2013 Repurchase Plan authorizes the Company to purchase up to four million of its Ordinary Shares on the open market at prices to be determined by the Company’s management.  The Company did not repurchase any additional shares for the year ended December 31, 2015 and the six months ended June 30, 2016.

Dividend

The Board of Directors has authorized a regular cash dividend each year after the release of the Company’s financial results for the six months ending June 30 (the “Six Month Dividend”), an amount per outstanding Ordinary Share equal to: (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed six months ended June 30, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend; and, an annual dividend each year after the release of the Company’s annual financial results (the “Annual Dividend”), equates to an amount per outstanding Ordinary Share equal to (i) 15% of the Company’s non-GAAP net income for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

June 22, 2015 (for the 2014 Annual Dividend)	$1,038,967

October 19, 2015 (for the 2015 Six Month Dividend)	$870,745

July 20, 2016 (for the 2015 Annual Dividend)	$499,630

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at June 30, 2016 and December 31, 2015.

Ordinary Shares Reserved for Future Issuance

At June 30, 2016 and December 31, 2015, the Company has reserved 1,420,490 and 2,816,470 shares, respectively, of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	June 30,	December 31,
	2016	2015

Incentive Plans Shares	270,490	416,470

Contingently Issuable Incentive Shares-King's Gaming	500,000	500,000

Issuable Incentive Shares-Bao Li Gaming	650,000	650,000

Contingently Issuable Incentive Shares-Oriental VIP Room	-	1,250,000

Total	1,420,490	2,816,470